Financial Information for Guarantors and Non-Guarantors	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Guarantees [Abstract]
Financial Information for Guarantors and Non-Guarantors

Note 19. Financial Information for Guarantors and Non-Guarantors

Affinia Group Intermediate Holdings Inc. (presented as “Parent” in the following schedules), through its 100% owned subsidiary, Affinia Group Inc. (presented as Issuer in the following schedules), issued $250 million of Senior Notes on April 25, 2013. As of September 30, 2013, there were $250 million of Senior Notes outstanding. The notes were offered only to qualified institutional buyers and certain persons in offshore transactions

The Senior Notes are fully, irrevocably, unconditionally and jointly and severally guaranteed on a senior unsecured basis. The Senior Notes are general obligations of the Issuer and guaranteed by the Parent and the Guarantors.

The following unaudited information presents Condensed Consolidating Statements of Operations for the three and nine months ended September 30, 2012 and 2013, Condensed Consolidating Statements of Comprehensive Loss for the three and nine months ended September 30, 2012 and 2013, Condensed Consolidating Balance Sheets as of December 31, 2012 and September 30, 2013 and Condensed Consolidating Statements of Cash Flows for the nine months ended September 30, 2012 and 2013 of (1) the Parent, (2) the Issuer, (3) the Guarantors, (4) the Non-Guarantors, and (5) eliminations to arrive at the information for the Company on a consolidated basis.

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Operations

For the Three Months Ended September 30, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Net sales	$—	$—	$202	$286	$(113)	$375
Cost of sales	—	—	(159)	(241)	113	(287)

Gross profit	—	—	43	45	—	88
Selling, general and administrative expenses	—	(13)	(16)	(21)	—	(50)

Operating profit (loss)	—	(13)	27	24	—	38
Other income (loss), net	—	—	(1)	3	—	2
Interest expense	—	(15)	—	(1)	—	(16)

Income (loss) from continuing operations before income tax provision, net of tax, equity in income, net of tax and noncontrolling interest	—	(28)	26	26	—	24
Income tax provision	—	(2)	—	(8)	—	(10)
Equity in income, net of tax	4	34	12	1	(50)	1

Net income from continuing operations	4	4	38	19	(50)	15
Loss from discontinued operations, net of tax	—	—	(3)	(7)	—	(10)

Net income	4	4	35	12	(50)	5
Less: net income attributable to noncontrolling interest, net of tax	—	—	1	—	—	1

Net income attributable to the Company	$4	$4	$34	$12	$(50)	$4

Guarantor Condensed

Consolidating Statement of Comprehensive Loss

For the Three Months Ended September 30, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Net income	$4	$4	$35	$12	$(50)	$5
Other comprehensive income, net of tax:
Change in foreign currency translation adjustments	11	11	—	11	(22)	11

Total other comprehensive income	11	11	—	11	(22)	11

Total comprehensive income	15	15	35	23	(72)	16
Less: comprehensive income attributable to noncontrolling interest, net of tax	—	—	1	—	—	1

Comprehensive income attributable to the Company	$15	$15	$34	$23	$(72)	$15

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Operations

For the Nine Months Ended September 30, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Net sales	$—	$—	$611	$784	$(283)	$1,112
Cost of sales	—	—	(495)	(646)	283	(858)

Gross profit	—	—	116	138	—	254
Selling, general and administrative expenses	—	(35)	(51)	(62)	—	(148)

Operating profit (loss)	—	(35)	65	76	—	106
Loss on extinguishment of debt	—	(1)	—	—	—	(1)
Other income (loss), net	—	1	(4)	5	—	2
Interest expense	—	(47)	—	(1)	—	(48)

Income (loss) from continuing operations before income tax provision, equity in income (loss), net of tax and noncontrolling interest	—	(82)	61	80	—	59
Income tax provision	—	(4)	—	(20)	—	(24)
Equity in income (loss), net of tax	(22)	64	18	1	(60)	1

Net income (loss) from continuing operations	(22)	(22)	79	61	(60)	36
Loss from discontinued operations, net of tax	—	—	(14)	(43)	—	(57)

Net income (loss)	(22)	(22)	65	18	(60)	(21)
Less: net income attributable to noncontrolling interest, net of tax	—	—	1	—	—	1

Net income (loss) attributable to the Company	$(22)	$(22)	$64	$18	$(60)	$(22)

Guarantor Condensed

Consolidating Statement of Comprehensive Income

For the Nine Months Ended September 30, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Net income (loss)	$(22)	$(22)	$65	$18	$(60)	$(21)
Other comprehensive income, net of tax:
Change in foreign currency translation adjustments	—	—	—	—	—	—

Total other comprehensive income	—	—	—	—	—	—

Total comprehensive income (loss)	(22)	(22)	65	18	(60)	(21)
Less: comprehensive income attributable to noncontrolling interest, net of tax	—	—	1	—	—	1

Comprehensive income (loss) attributable to the Company	$(22)	$(22)	$64	$18	$(60)	$(22)

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Operations

For the Three Months Ended September 30, 2013

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Net sales	$—	$—	$204	$241	$(44)	$401
Cost of sales	—	—	(166)	(186)	44	(308)

Gross profit	—	—	38	55	—	93
Selling, general and administrative expenses	—	(16)	(17)	(24)	—	(57)

Operating profit (loss)	—	(16)	21	31	—	36
Other loss, net	—	(1)	—	—	—	(1)
Interest expense	—	(15)	—	—	—	(15)

Income (loss) from continuing operations before income tax provision, equity in income (loss), net of tax and noncontrolling interest	—	(32)	21	31	—	20
Income tax provision	—	(2)	(2)	(5)	—	(9)
Equity in income (loss), net of tax	9	43	24	(2)	(76)	(2)

Net income from continuing operations	9	9	43	24	(76)	9
Loss from discontinued operations, net of tax	—	—	—	—	—	—

Net income	9	9	43	24	(76)	9
Less: net income attributable to noncontrolling interest, net of tax	—	—	—	—	—	—

Net income attributable to the Company	$9	$9	$43	$24	$(76)	$9

Guarantor Condensed

Consolidating Statement of Comprehensive Income

For the Three Months Ended September 30, 2013

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Net income	$9	$9	$43	$24	$(76)	$9
Other comprehensive income (loss), net of tax:
Interest rate swap, net of tax	(1)	(1)	—	—	1	(1)
Change in foreign currency translation adjustments	2	2	—	2	(4)	2

Total other comprehensive income	1	1	—	2	(3)	1

Total comprehensive income	10	10	43	26	(79)	10
Less: comprehensive income attributable to noncontrolling interest, net of tax	—	—	—	—	—	—

Comprehensive income attributable to the Company	$10	$10	$43	$26	$(79)	$10

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Operations

For the Nine Months Ended September 30, 2013

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Net sales	$—	$—	$617	$672	$(119)	$1,170
Cost of sales	—	—	(495)	(524)	119	(900)

Gross profit	—	—	122	148	—	270
Selling, general and administrative expenses	—	(28)	(65)	(68)	—	(161)

Operating profit (loss)	—	(28)	57	80	—	109
Loss on extinguishment of debt	—	(15)	—	—	—	(15)
Other loss, net	—	(1)	(1)	(1)	—	(3)
Interest expense	—	(57)	—	(1)	—	(58)

Income (loss) from continuing operations before income tax provision, equity in income (loss), net of tax and noncontrolling interest	—	(101)	56	78	—	33
Income tax provision	—	—	—	(16)	—	(16)
Equity in income (loss), net of tax	14	115	44	(2)	(173)	(2)

Net income from continuing operations	14	14	100	60	(173)	15
Income (loss) from discontinued operations, net of tax	—	—	15	(16)	—	(1)

Net income	14	14	115	44	(173)	14
Less: net income attributable to noncontrolling interest, net of tax	—	—	—	—	—	—

Net income attributable to the Company	$14	$14	$115	$44	$(173)	$14

Guarantor Condensed

Consolidating Statement of Comprehensive Income

For the Nine Months Ended September 30, 2013

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Net income	$14	$14	$115	$44	$(173)	$14
Other comprehensive income (loss), net of tax:
Interest rate swap, net of tax	5	5	—	—	(5)	5
Change in foreign currency translation adjustments	(15)	(15)	—	(15)	30	(15)

Total other comprehensive loss	(10)	(10)	—	(15)	25	(10)

Total comprehensive income	4	4	115	29	(148)	4
Less: comprehensive income attributable to noncontrolling interest, net of tax	—	—	—	—	—	—

Comprehensive income attributable to the Company	$4	$4	$115	$29	$(148)	$4

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Balance Sheet

December 31, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Assets
Current assets:
Cash and cash equivalents	$—	$23	$—	$28	$—	$51
Accounts receivable	—	2	39	122	—	163
Inventories	—	—	172	132	—	304
Other current assets	—	15	9	41	—	65

Total current assets	—	40	220	323	—	583
Investments and other assets	—	197	41	20	—	258
Intercompany investments	150	724	652	—	(1,526)	—
Intercompany receivables (payables)	—	(227)	(134)	361	—	—
Property, plant and equipment, net	—	2	48	69	—	119

Total assets	$150	$736	$827	$773	$(1,526)	$960

Liabilities and shareholder’s equity
Current liabilities:
Accounts payable	$—	$11	$79	$53	$—	$143
Notes payable	—	—	—	23	—	23
Accrued payroll and employee benefits	—	7	3	7	—	17
Other accrued expenses	—	15	21	32	—	68

Total current liabilities	—	33	103	115	—	251
Deferred employee benefits and noncurrent liabilities	—	6	—	6	—	12
Long-term debt	—	546	—	—	—	546

Total liabilities	—	585	103	121	—	809
Total shareholder’s equity	150	151	724	652	(1,526)	151

Total liabilities and equity	$150	$736	$827	$773	$(1,526)	$960

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Balance Sheet

September 30, 2013

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Eliminations	Consolidated Total
Assets
Current assets:
Cash and cash equivalents	$—	$53	$—	$33	$—	$86
Trade accounts receivable	—	—	50	132	—	182
Inventories, net	—	—	166	136	—	302
Other current assets	—	30	7	57	—	94

Total current assets	—	83	223	358	—	664
Investments and other assets	—	148	74	25	—	247
Intercompany investments	(197)	1,154	704	—	(1,661)	—
Intercompany receivables (payables)	—	(625)	221	404	—	—
Property, plant and equipment, net	—	2	53	69	—	124

Total assets	$(197)	$762	$1,275	$856	$(1,661)	$1,035

Liabilities and shareholder’s equity
Current liabilities:
Accounts payable	$—	$7	$90	$69	$—	$166
Notes payable	—	—	—	22	—	22
Accrued payroll and employee benefits	—	4	6	11	—	21
Other accrued expenses	—	23	24	45	—	92

Total current liabilities	—	34	120	147	—	301
Deferred employee benefits and noncurrent liabilities	—	8	1	5	—	14
Long-term debt	—	916	—	—	—	916

Total liabilities	—	958	121	152	—	1,231
Total shareholder’s equity	(197)	(196)	1,154	704	(1,661)	(196)

Total liabilities and shareholder’s equity	$(197)	$762	$1,275	$856	$(1,661)	$1,035

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Cash Flows

For the Nine Months Ended September 30, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Elimination	Consolidated Total
Operating activities
Net cash provided by operating activities	$—	$70	$6	$12	$—	$88
Investing activities
Change in restricted cash	—	—	—	1	—	1
Additions to property, plant and equipment	—	—	(7)	(12)	—	(19)
Proceeds from sales of assets	—	—	1	3	—	4

Net cash used in investing activities	—	—	(6)	(8)	—	(14)
Financing activities
Net decrease in other short-term debt	—	—	—	(4)	—	(4)
Payments of other debt	—	—	—	(2)	—	(2)
Repayment on Secured Notes	—	(23)	—	—	—	(23)
Net payments of ABL Revolver	—	(50)	—	—	—	(50)

Net cash used in financing activities	—	(73)	—	(6)	—	(79)
Effect of exchange rates on cash	—	—	—	—	—	—
Decrease in cash and cash equivalents	—	(3)	—	(2)	—	(5)
Cash and cash equivalents at beginning of the period	—	9	—	45	—	54

Cash and cash equivalents at end of the period	$—	$6	$—	$43	$—	$49

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Cash Flows

For the Nine Months Ended September 30, 2013

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Elimination	Consolidated Total
Operating activities
Net cash provided by operating activities	$—	$43	$10	$16	$—	$69
Investing activities
Investment in companies, net of cash acquired	—	—	—	(1)	—	(1)
Additions to property, plant and equipment	—	—	(10)	(8)	—	(18)

Net cash used in investing activities	—	—	(10)	(9)	—	(19)
Financing activities
Net decrease in other short-term debt	—	—	—	(1)	—	(1)
Repayment of Secured Notes	—	(195)	—	—	—	(195)
Repayment of Subordinated Notes	—	(367)	—	—	—	(367)
Repayment on Term Loans	—	(1)	—	—	—	(1)
Proceeds from Senior Notes	—	250	—	—	—	250
Proceeds from Term Loans	—	667	—	—	—	667
Distribution to our shareholder	—	(352)	—	—	—	(352)
Payment of deferred financing costs	—	(15)	—	—	—	(15)

Net cash used in financing activities	—	(13)	—	(1)	—	(14)
Effect of exchange rates on cash	—	—	—	(1)	—	(1)
Increase in cash and cash equivalents	—	30	—	5	—	35
Cash and cash equivalents at beginning of the period	—	23	—	28	—	51

Cash and cash equivalents at end of the period	$—	$53	$—	$33	$—	$86

Note 23. Financial Information for Guarantors and Non-Guarantors

Affinia Group Intermediate Holdings Inc. (presented as “Parent” in the following schedules), through its wholly-owned subsidiary, Affinia Group Inc. (presented as “Issuer” in the following schedules), issued $225 million aggregate principal amount of its 10.75% Senior Secured Notes due 2016 (the “Secured Notes”) on August 13, 2009, and Affinia Group Inc. issued $300 million aggregate principal amount of its 9% Senior Subordinated Notes due 2014 (the “Subordinated Notes”) on November 30, 2004, with an additional $100 million in principal amount issued December 9, 2010. As of December 31, 2012, there were $367 million and $179 million of Subordinated Notes and Secured Notes outstanding, respectively. The Subordinated Notes and Secured Notes were offered only to qualified institutional buyers and certain persons in offshore transactions.

On April 25, 2013, we refinanced our existing notes and credit facilities and made a distribution to Holdings, our shareholder. Affinia Group Intermediate Holdings Inc. (presented as “Parent” in the following schedules), through its 100% owned subsidiary, Affinia Group Inc. (presented as Issuer in the following schedules), issued $250 million aggregate principal amount 7.75% Senior Notes due May 1, 2021 (the “Senior Notes”). The Senior Notes were offered only to qualified institutional buyers and certain persons in offshore transactions. Along with the Senior Notes, the refinancing consisted of a $200 million term loan due April 25, 2016, a $470 million term loan due April 25, 2020, the proceeds of which we used, together with $31 million of cash on hand, to redeem our Secured Notes, redeem our Subordinated Notes, pay fees and expenses in connection with the refinancing transaction and make a $350 million distribution to Holdings. Holdings used the distribution to redeem its Preferred Shares, repay $61 million of the Seller Note issued by Holdings to Dana as part of the financing in connection with our acquisition of substantially all of the aftermarket business operations of Dana in 2004 and make a distribution of $133 million to its stockholders.

The Secured Notes are fully, unconditionally and jointly and severally guaranteed on a senior secured basis, the Subordinated Notes are fully, unconditionally and jointly and severally guaranteed on an unsecured senior subordinated basis and the Senior Notes are fully, irrevocably, unconditionally and jointly and severally guaranteed on a senior unsecured basis. The Subordinated Notes and the Senior Notes are general obligations of the Issuer and guaranteed by the Parent and all of the Issuer’s 100% owned current and future domestic subsidiaries (the “Guarantors”). The Issuer’s obligations under the Secured Notes are guaranteed by the Guarantors and are secured by first-priority liens, subject to permitted liens and exceptions for excluded assets, on substantially all of the Issuer’s and the Guarantors’ tangible and intangible assets (excluding the ABL Collateral as defined below), including real property, fixtures and equipment owned or acquired in the future by the Issuer and the Guarantors (the “Non-ABL Collateral”) and are secured by second-priority liens on all accounts receivable, inventory, cash, deposit accounts, securities accounts and proceeds of the foregoing and certain assets related thereto held by the Issuer and the Guarantors, which constitute collateral under the ABL Revolver on a first-priority basis (the “ABL Collateral”).

The following information presents Condensed Consolidating Statements of Operations for the years ended December 31, 2010, December 31, 2011 and December 31, 2012, Condensed Consolidating Statements of Comprehensive Income for the years ended December 31, 2010, December 31, 2011 and December 31, 2012, Condensed Consolidating Balance Sheets as of December 31, 2011 and December 31, 2012 and Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2010, December 31, 2011 and December 31, 2012 of (1) the Parent, (2) the Issuer, (3) the Guarantors, (4) the Non-Guarantors, and (5) eliminations to arrive at the information for the Company on a consolidated basis. Other separate financial statements and other disclosures concerning the Parent and the Guarantors are not presented because management does not believe that such information is material to investors.

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Operations

For the Year Ended December 31, 2010

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated total
Net sales	$—	$—	$734	$967	$(342)	$1,359
Cost of sales	—	—	(592)	(793)	342	(1,043)

Gross profit	—	—	142	174	—	316
Selling, general and administrative expenses	—	(32)	(83)	(78)	—	(193)

Operating (loss) profit	—	(32)	59	96	—	123
Loss on extinguishment of debt	—	(1)	—	—	—	(1)
Other income (loss), net	—	21	(23)	3	—	1
Interest expense	—	(64)	—	(1)	—	(65)

Income (loss) from continuing operations before income tax provision, equity in income, net of tax and noncontrolling interest	—	(76)	36	98	—	58
Income tax provision	—	(4)	—	(26)	—	(30)
Equity in income, net of tax	24	106	78	1	(208)	1

Net income from continuing operations	24	26	114	73	(208)	29
Loss from discontinued operations, net of tax	—	—	(4)	5	—	1

Net income	24	26	110	78	(208)	30
Less: net income attributable to noncontrolling interest, net of tax	—	2	4	—	—	6

Net income attributable to the Company	$24	$24	$106	$78	$(208)	$24

Guarantor Condensed

Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated total
Net income	$24	$26	$110	$78	$(208)	$30
Other comprehensive income (loss), net of tax:
Loss on settlement pension obligations	3	3	3	—	(6)	3
Change in foreign currency translation adjustments	(2)	(2)	—	(2)	4	(2)

Total other comprehensive income (loss)	1	1	3	(2)	(2)	1

Total comprehensive income	25	27	113	76	(210)	31
Less: comprehensive income attributable to noncontrolling interest, net of tax	—	2	4	—	—	6

Comprehensive income attributable to the Company	$25	$25	$109	$76	$(210)	$25

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Operations

For the Year Ended December 31, 2011

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated total
Net sales	$—	$—	$795	$1,024	$(341)	$1,478
Cost of sales	—	—	(636)	(841)	341	(1,136)

Gross profit	—	—	159	183	—	342
Selling, general and administrative expenses	—	(26)	(87)	(87)	—	(200)

Operating (loss) profit	—	(26)	72	96	—	142
Other income (loss), net	—	—	(2)	6	—	4
Interest expense	—	(66)	—	(1)	—	(67)

Income (loss) from continuing operations before income tax provision, equity in income, net of tax and noncontrolling interest	—	(92)	70	101	—	79
Income tax provision	—	(11)	—	(27)	—	(38)
Equity in income (loss), net of tax	(73)	30	55	—	(12)	—

Net income (loss) from continuing operations	(73)	(73)	125	74	(12)	41
Loss from discontinued operations, net of tax	—	—	(94)	(19)	—	(113)

Net income (loss)	(73)	(73)	31	55	(12)	(72)
Less: net income attributable to noncontrolling interest, net of tax	—	—	1	—	—	1

Net income (loss) attributable to the Company	$(73)	$(73)	$30	$55	$(12)	$(73)

Guarantor Condensed

Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated total
Net income (loss)	$(73)	$(73)	$31	$55	$(12)	$(72)
Other comprehensive loss, net of tax:
Pension liability adjustment	(1)	(1)	—	(1)	2	(1)
Change in foreign currency translation adjustments	(32)	(32)	—	(32)	64	(32)

Total other comprehensive loss	(33)	(33)	—	(33)	66	(33)

Total comprehensive income (loss)	(106)	(106)	31	22	54	(105)
Less: comprehensive income attributable to noncontrolling interest, net of tax	—	—	1	—	—	1

Comprehensive income (loss) attributable to the Company	$(106)	$(106)	$30	$22	$54	$(106)

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Operations

For the Year Ended December 31, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated total
Net sales	$—	$—	$791	$1,026	$(364)	$1,453
Cost of sales	—	—	(643)	(846)	364	(1,125)

Gross profit	—	—	148	180	—	328
Selling, general and administrative expenses	—	(45)	(68)	(84)	—	(197)

Operating (loss) profit	—	(45)	80	96	—	131
Loss on extinguishment of debt	—	(1)	—	—	—	(1)
Other income (loss), net	—	3	(5)	4	—	2
Interest expense	—	(62)	—	(1)	—	(63)

Income (loss) from continuing operations before income tax provision, equity in income, net of tax and noncontrolling interest	—	(105)	75	99	—	69
Income tax provision	—	(21)	—	(27)	—	(48)
Equity in income (loss), net of tax	(103)	23	653	1	(573)	1

Net income (loss) from continuing operations	(103)	(103)	728	73	(573)	22
Income (loss) from discontinued operations, net of tax	—	—	(705)	581	—	(124)

Net income (loss)	(103)	(103)	23	654	(573)	(102)
Less: net income attributable to noncontrolling interest, net of tax	—	—	—	1	—	1

Net income (loss) attributable to the Company	$(103)	$(103)	$23	$653	$(573)	$(103)

Guarantor Condensed

Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated total
Net income (loss)	$(103)	$(103)	$23	$654	$(573)	$(102)
Other comprehensive loss, net of tax:
Change in foreign currency translation adjustments	(15)	(15)	—	(15)	30	(15)

Total other comprehensive loss	(15)	(15)	—	(15)	30	(15)

Total comprehensive income (loss)	(118)	(118)	23	639	(543)	(117)
Less: comprehensive income attributable to noncontrolling interest, net of tax	—	—	—	1	—	1

Comprehensive income (loss) attributable to the Company	$(118)	$(118)	$23	$638	$(543)	$(118)

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Balance Sheet

December 31, 2011

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated Total
Assets
Current assets:
Cash and cash equivalents	$—	$9	$—	$45	$—	$54
Accounts receivable	—	—	91	120	—	211
Inventories	—	—	164	112	—	276
Other current assets	—	64	9	30	—	103
Current assets of discontinued operations	—	—	272	144	—	416

Total current assets	—	73	536	451	—	1,060
Investments and other assets	—	207	54	20	—	281
Intercompany investments	334	1,418	675	—	(2,427)	—
Intercompany receivables (payables)	—	(629)	271	358	—	—
Property, plant and equipment, net	—	3	57	58	—	118

Total assets	$334	$1,072	$1,593	$887	$(2,427)	$1,459

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$12	$74	$40	$—	$126
Notes payable	—	—	—	20	—	20
Accrued payroll and employee benefits	—	3	2	5	—	10
Other accrued liabilities	—	20	30	30	—	80
Current liabilities of discontinued operations	—	—	69	114	—	183

Total current liabilities	—	35	175	209	—	419
Deferred employee benefits and noncurrent liabilities	—	12	—	3	—	15
Long-term debt	—	678	—	—	—	678

Total liabilities	—	725	175	212	—	1,112
Total shareholder’s equity	334	347	1,418	675	(2,427)	347

Total liabilities and equity	$334	$1,072	$1,593	$887	$(2,427)	$1,459

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Balance Sheet

December 31, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Eliminations	Consolidated Total
Assets
Current assets:
Cash and cash equivalents	$—	$23	$—	$28	$—	$51
Accounts receivable	—	2	39	122	—	163
Inventories	—	—	172	132	—	304
Other current assets	—	15	9	41	—	65

Total current assets	—	40	220	323	—	583
Investments and other assets	—	197	41	20	—	258
Intercompany investments	150	724	652	—	(1,526)	—
Intercompany receivables (payables)	—	(227)	(134)	361	—	—
Property, plant and equipment, net	—	2	48	69	—	119

Total assets	$150	$736	$827	$773	$(1,526)	$960

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$11	$79	$53	$—	$143
Notes payable	—	—	—	23	—	23
Accrued payroll and employee benefits	—	7	3	7	—	17
Other accrued liabilities	—	15	21	32	—	68

Total current liabilities	—	33	103	115	—	251
Deferred employee benefits and noncurrent liabilities	—	6	—	6	—	12
Long-term debt	—	546	—	—	—	546

Total liabilities	—	585	103	121	—	809
Total shareholder’s equity	150	151	724	652	(1,526)	151

Total liabilities and equity	$150	$736	$827	$773	$(1,526)	$960

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Elimination	Consolidated Total
Operating activities
Net cash (used in) provided by operating activities	$—	$(57)	$75	$5	$—	$23
Investing activities
Proceeds from sales of assets	—	—	—	1	—	1
Investments in companies, net of cash acquired	—	—	(51)	—	—	(51)
Proceeds from sale of affiliates	—	11	—	—	—	11
Change in restricted cash	—	—	—	(3)	—	(3)
Additions to property, plant, and equipment	—	(2)	(17)	(33)	—	(52)
Other investing activities	—	—	(4)	—	—	(4)

Net cash provided by (used in) investing activities	—	9	(72)	(35)	—	(98)
Financing activities
Net increase in other short-term debt	—	—	—	13	—	13
Proceeds from other debt	—	—	—	2	—	2
Proceeds from Subordinated Notes	—	100	—	—	—	100
Repayment on Secured Notes	—	(23)	—	—	—	(23)
Capital contribution	—	—	—	3	—	3
Payment of deferred financing costs	—	(5)	—	—	—	(5)
Purchase of noncontrolling interest	—	(24)	—	—	—	(24)

Net cash provided by financing activities	—	48	—	18	—	66
Effect of exchange rates on cash	—	—	—	(1)	—	(1)
Change in cash and cash equivalents	—	—	3	(13)	—	(10)
Cash and cash equivalents at beginning of period	—	9	—	56	—	65

Cash and cash equivalents at end of period	$—	$9	$3	$43	$—	$55

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

(Dollars in millions)	Parent	Issuer	Guarantor	Non- Guarantor	Elimination	Consolidated Total
Operating activities
Net cash provided by (used in) operating activities	$—	$(20)	$11	$23	$—	$14
Investing activities
Proceeds from sales of assets	—	—	—	9	—	9
Investments in companies, net of cash acquired	—	—	(1)	—	—	(1)
Change in restricted cash	—	—	—	5	—	5
Additions to property, plant, and equipment	—	—	(16)	(39)	—	(55)
Other investing activities	—	—	3	—	—	3

Net cash used in investing activities	—	—	(14)	(25)	—	(39)
Financing activities
Net decrease in other short-term debt	—	—	—	(6)	—	(6)
Proceeds from other debt	—	—	—	20	—	20
Payments of other debt	—	—	—	(10)	—	(10)
Capital contribution	—	—	—	2	—	2
Net proceeds from ABL Revolver	—	20	—	—	—	20

Net cash provided by financing activities	—	20	—	6	—	26
Effect of exchange rates on cash	—	—	—	(2)	—	(2)
Change in cash and cash equivalents	—	—	(3)	2	—	(1)
Cash and cash equivalents at beginning of period	—	9	3	43	—	55

Cash and cash equivalents at end of period	$—	$9	$—	$45	$—	$54

Affinia Group Intermediate Holdings Inc.

Guarantor Condensed

Consolidating Statement of Cash Flows

For the Year Ended December 31, 2012

(Dollars in millions)	Parent	Issuer	Guarantor	Non-Guarantor	Elimination	Consolidated Total
Operating activities
Net cash provided by (used in) operating activities	$—	$151	$(58)	$4	$—	$97
Investing activities
Proceeds from sales of assets	—	—	1	3	—	4
Additions to property, plant, and equipment	—	—	(8)	(19)	—	(27)

Net cash used in investing activities	—	—	(7)	(16)	—	(23)
Financing activities
Net decrease in other short-term debt	—	—	—	(4)	—	(4)
Payments of other debt	—	—	—	(2)	—	(2)
Repayment on Secured Notes	—	(23)	—	—	—	(23)
Net payments of ABL Revolver	—	(110)	—	—	—	(110)
Cash related to the deconsolidation of BPI	—	—	(11)	—	—	(11)
Proceeds from BPI’s new credit facility	—	—	76	—	—	76
Payment of deferred financing costs	—	(1)	—	—	—	(1)
Purchase of noncontrolling interest	—	(3)	—	—	—	(3)

Net cash provided by (used in) financing activities	—	(136)	65	(6)	—	(78)
Effect of exchange rates on cash	—	—	—	1	—	1
Change in cash and cash equivalents	—	14	—	(17)	—	(3)
Cash and cash equivalents at beginning of period	—	9	—	45	—	54

Cash and cash equivalents at end of period	$—	$23	$—	$28	$—	$51